24. Equity	12 Months Ended
Dec. 31, 2018
Equity
Equity

(a)         Authorized capital

On December 13, 2018, the Board of Directors approved a capital increase of R$ 10,000,000 to R$ 15,000,000 (authorized limit) with capitalization of part of the investment reserve in the amount of R$ 5,000,000.

(b)         Subscribed and paid-in capital

As of December 31, 2018 and 2017, subscribed and paid-in capital was represented by 683,509,869 registered, book-entry common shares with no par value, as follows:

	December 31, 2018		December 31, 2017
	Number of shares	%	Number of shares	%
State Department of Finance	343,524,285	50,26%	343,524,285	50,26%
Companhia Brasileira de Liquidação e Custódia (**)	212,612,143	31,10%	201,026,895	29,41%
The Bank of New York ADR Department (equivalent in shares) (*) (**)	125,278,967	18,33%	136,790,413	20,01%
Other	2,094,474	0,31%	2,168,276	0,32%

	683,509,869	100,00%	683,509,869	100,00%

(*)	each ADR corresponds to 1 share.

(**) custodians

(c)                  Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the adjusted net income under Brazilian GAAP, calculated according to the Brazilian corporate law. The dividends do not bear interest and the amounts not claimed within three years from the date of the Shareholders' Meeting that approved them mature in favor of the Company.

	2018	2017	2016
Profit for the year	2,835,068	2,519,310	2,947,098
(-) Legal reserve - 5%	141,755	125,965	147,355

	2,693,313	2,393,345	2,799,743

Minimum mandatory dividend – 25% (R$0.9851, R$0.87539 and R$1.0240 as of December 31, 2018, 2017 and 2016 per share and per ADS)	673,328	598,336	699,936

On April 27, 2018, the Shareholders’ General Meeting approved the distribution of dividends as interest on capital amounting to R$ 105,543, for the 2017 fiscal year. Therefore, the amount of R$ 53,539 related to the surplus minimum mandatory dividends of 25%, set forth in the Bylaws, recorded in the 2017 equity under “Additional proposed dividends” was transferred to current liabilities.  These amounts started being paid in June 2018.

The Company proposed dividends as interest on capital ad referendum of the Annual Shareholders’ Meeting of 2019, in the amount of R$ 673,328 (R$ 598,336 in 2017) and additional proposed dividends in the amount of R$ 118,859 (R$ 105,543 in 2017), totaling R$ 792,187 (R$ 703,879 in 2017), corresponding to R$ 1.1590 per common share (R$ 1.0298 in 2017), to be resolved on the Shareholders’ Meeting to be held on April 29, 2019. The amount exceeding the minimum mandatory dividend due in the year of R$ 118,859 (R$ 105,543 in 2017) was reclassified into equity to the “Additional proposed dividends” account, this amount includes the withholding income tax of R$58,258 (R$52,004 in 2017).

Pursuant to CVM Resolution 207/1996, the Company imputed interest on capital to the minimum dividend by its net value of withholding income tax. The amount of R$ 58,258 (R$ 52,004 in 2017) referring to the withholding income tax was recognized in current liabilities, in order to comply with tax liabilities related to the credit of interest on capital.

The interest on capital balance payable as of December 31, 2018, totaling R$ 673,765 (R$ 598,612 in 2017), refers to the amount of R$ 673,328 (R$ 598,336 in 2017) declared in 2018, net of withholding income tax and R$ 437 declared in previous years (R$ 276 in 2017).

(d)         Legal reserve

Earnings reserve - legal reserve is a requirement for all Brazilian corporations and represents an allocation of retained earnings of 5% of annual net income determined based on Brazilian law, up to 20% of capital.  However, we are not required to make any allocations to our legal reserve in a year in which the legal reserve, when added to our other established capital and earnings reserves, exceeds 30% of our capital stock.  The amounts allocated to such reserve may only be used to increase our capital stock or to offset losses and are not available for the payment of dividends.

(e)          Investments reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2018 and 2017, the balance of investment reserve totaled R$3,840,422 and R$6,939,296, respectively.

Pursuant to paragraph four of article 28 of the by-laws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of profit for the year, after deducting the legal reserve and minimum mandatory dividends, be allocated to an investment reserve that will comply with the following criteria:

I-   its balance, jointly with the balance of the other earnings reserves, except for reserves for contingencies and realizable profits, may not exceed the   capital stock;

II- the reserve is intended to guarantee the investment plan and its balance may be used:

a) to absorb losses, whenever necessary;

b)  to distribute dividends, at any moment;

c)   in share redemption, reimbursement or purchase transactions authorized by    law;

d)  in incorporation to the capital stock.

(f) Allocation of profit for the year

		2018	2017	2016
Profit
(+)	Profit for the year	2,835,068	2,519,310	2,947,098
(-)	Legal reserve – 5%	141,755	125,965	147,355
(-)	Minimum mandatory dividends	673,328	598,336	699,936
(-)	Additional proposed dividends	118,859	105,543	123,557
Investment reserve recorded		1,901,126	1,689,466	1.976.250

Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$1,901,126 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

(g)       Retained earnings

Retained earnings (accumulated losses): the statutory balance of this account is zero as all retained earnings must be distributed or allocated to an earnings reserve.

(h)        Other comprehensive loss

Gains and losses arising from changes in the actuarial assumptions are accounted for as equity valuation adjustments, net of income tax and social contribution effects. See Note 21 (b), the breakdown of amounts recorded in 2018 and 2017.

	G1	G0	Total

Balance as of December 31, 2017	70,927	(609,028)	(538,101)
Actuarial gains/(losses) for the year (Note 21 (b))	(211)	(10,783)	(10,994)
Balance as of December 31, 2018	70,716	(619,811)	(549,095)